Segment reporting (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Reportable Segments

Year ended 30 June 2019 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	5,853	10,838	17,251	9,121	1,225	44,288
Inter-segment revenue	77	–	4	–	(81)	–

Total revenue	5,930	10,838	17,255	9,121	1,144	44,288

Underlying EBITDA	3,801	4,550	11,129	4,067	(389)	23,158

Depreciation and amortisation (1)	(1,560)	(1,835)	(1,653)	(632)	(149)	(5,829)
Impairment losses (2)	(21)	(128)	(79)	(35)	(1)	(264)

Underlying EBIT	2,220	2,587	9,397	3,400	(539)	17,065

Exceptional items (3)	–	–	(971)	–	19	(952)
Net finance costs						(1,064)

Profit before taxation						15,049

Capital expenditure (cash basis)	645	2,735	1,611	655	604	6,250

(Loss)/profit from equity accounted investments, related impairments and expenses	(2)	303	(945)	103	(5)	(546)

Investments accounted for using the equity method	239	1,472	–	853	5	2,569

Total assets	12,465	27,428	22,592	12,124	26,252	100,861

Total liabilities	5,237	3,340	5,106	2,450	32,904	49,037

Year ended 30 June 2018 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations (4)	Group total
Revenue	5,333	12,781	14,797	8,889	1,329	43,129
Inter-segment revenue	75	–	13	–	(88)	–

Total revenue	5,408	12,781	14,810	8,889	1,241	43,129

Underlying EBITDA	3,341	6,522	8,930	4,397	(7)	23,183

Depreciation and amortisation (1)	(1,719)	(1,920)	(1,721)	(686)	(242)	(6,288)
Impairment losses (2)	(76)	(213)	(14)	(29)	(1)	(333)

Underlying EBIT	1,546	4,389	7,195	3,682	(250)	16,562

Exceptional items (3)	–	–	(539)	–	(27)	(566)
Net finance costs						(1,245)

Profit before taxation						14,751

Capital expenditure (cash basis)	656	2,428	1,074	409	412	4,979

(Loss)/profit from equity accounted investments, related impairments and expenses	(4)	467	(509)	192	1	147

Investments accounted for using the equity method	249	1,335	–	883	6	2,473

Total assets	12,938	26,824	22,208	12,257	37,766	111,993

Total liabilities	4,886	3,145	3,888	2,404	37,000	51,323

Year ended 30 June 2017 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations (4)	Group total
Revenue	4,639	7,942	14,606	7,578	975	35,740
Inter-segment revenue	83	–	18	–	(101)	–

Total revenue	4,722	7,942	14,624	7,578	874	35,740

Underlying EBITDA	3,117	3,545	9,077	3,784	(173)	19,350

Depreciation and amortisation (1)	(1,648)	(1,525)	(1,828)	(719)	(252)	(5,972)
Impairment losses (2)	(102)	(14)	(52)	(15)	(5)	(188)

Underlying EBIT	1,367	2,006	7,197	3,050	(430)	13,190

Exceptional items (3)	–	(546)	(203)	164	(51)	(636)
Net finance costs						(1,417)

Profit before taxation						11,137

Capital expenditure (cash basis)	917	1,484	805	246	245	3,697

(Loss)/profit from equity accounted investments, related impairments and expenses	(3)	295	(172)	152	–	272

Investments accounted for using the equity method	264	1,306	–	873	5	2,448

Total assets	13,726	26,743	22,781	11,996	41,760	117,006

Total liabilities	4,715	2,643	3,606	1,860	41,456	54,280

(1)	Depreciation and amortisation excludes exceptional items of US$ nil (FY2018: US$ nil; FY2017: US$212 million).

(2)	Impairment losses excludes exceptional items of US$ nil (FY2018: US$ nil; FY2017: US$5 million).

(3)

Exceptional items reported in Group and unallocated include Samarco dam failure costs of US$(31) million (FY2018: US$(27) million; FY2017: US$(51) million) and Samarco related other income of US$50 million (FY2018: US$ nil; FY2017: US$ nil). Refer to note 3 ‘Exceptional items’ for further information.

(4)	Total assets and total liabilities include balances for the years ended 30 June 2018 and 2017 relating to Onshore US assets.

Summary of Geographical Information

Geographical information

	Revenue by location of customer
	2019	2018	2017
	US$M	US$M	US$M
Australia	2,568	2,304	2,037
Europe	1,875	1,886	1,641
China	24,274	22,660	18,644
Japan	4,193	4,628	3,036
India	2,479	2,439	1,891
South Korea	2,550	2,588	2,271
Rest of Asia	2,940	2,620	3,152
North America	2,442	2,715	2,233
South America	662	1,054	649
Rest of world	305	235	186

	44,288	43,129	35,740

	Non-current assets by location of assets
	2019	2018	2017
	US$M	US$M	US$M
Australia	45,013	45,157	46,949
North America (1)	8,633	8,246	22,860
South America	18,404	18,267	18,899
Rest of world	371	154	173
Unallocated assets (2)	5,067	5,039	7,069

	77,488	76,863	95,950

(1)	Balance for the year ended 30 June 2017 includes non-current assets relating to Onshore US assets.

(2)	Unallocated assets comprise deferred tax assets and other financial assets.